Performance Graph - Unaudited (Tables)	12 Months Ended
Dec. 31, 2019
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Table Text Block]	COMPARISON OF CUMULATIVE FIVE YEAR TOTAL RETURN